BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Advantage Large Cap Core V.I. Fund

BlackRock Advantage Large Cap Value V.I. Fund

BlackRock Advantage U.S. Total Market V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares® Dynamic Allocation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 17, 2018

to the Prospectus and the Statement of Additional Information of each Fund,

each dated May 1, 2018, as supplemented to date

On September 17, 2018 (the “Closing Date”), each series of BlackRock Variable Series Funds II, Inc. listed below (each, an “Acquiring Fund”) acquired the assets, subject to the liabilities, of the corresponding series of BlackRock Variable Series Funds, Inc. (each, a “Target Fund”) set forth in the table below through a tax-free reorganization (each, a “Reorganization”):

Acquiring Fund, each a series of BlackRock Variable Series Funds II, Inc.	Corresponding Target Fund, each a series of BlackRock Variable Series Funds, Inc.
BlackRock High Yield V.I. Fund	BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund	BlackRock Total Return V.I. Fund
BlackRock U.S. Government Bond V.I. Fund	BlackRock U.S. Government Bond V.I. Fund

As a result of each Reorganization, shareholders of the applicable Target Fund became shareholders of the corresponding Acquiring Fund as of the Closing Date. Each Acquiring Fund is currently offered pursuant to the Prospectus and the Statement of Additional Information dated July 17, 2018. All references to the Target Funds are hereby deleted from the Prospectus and the Statement of Additional Information of the Funds dated May 1, 2018.

Shareholders should retain this Supplement for future reference.

PRSAI-VAR-0918SUP2